Financial information of local ownership VIEs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Jul. 31, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2012 Variable Interest Entity, Primary Beneficiary	Apr. 30, 2011 Variable Interest Entity, Primary Beneficiary
Financial information of local ownership VIEs
Cash	$ 57,075	$ 49,481	$ 55,547	$ 68,921	$ 174,960	$ 199,267	$ 28,036	$ 30,372	$ 30,372	$ 57,652
Accounts receivable	299,927		266,115	222,565			99,757	86,623	86,623	40,256
Other current assets	35,350		33,195	36,234			32,073	28,423	28,423	38,116
Goodwill	424,671		433,811	448,121	425,514		71,893	72,269	72,269	72,619
Other long-term assets	394,806		363,103	319,053			83,170	84,127	84,127	44,727
Total assets	2,700,968		2,715,982	2,788,155			314,929	301,814	301,814	253,370
Accounts payable	343,470		363,064	364,848			262,036	231,191	231,191	155,882
Other current liabilities	21,031		23,648	32,306			24,314	40,455	40,455	50,170
Accrued pension obligations							50,283	55,365	55,365	49,024
Other long-term liabilities	187,170		191,521	188,654			56,615	58,183	58,183	48,972
Total liabilities	2,102,000		2,053,515	2,040,792			393,248	385,194	385,194	304,048
Revenue	416,069	409,649	1,692,539	1,445,460	1,313,566		260,749	267,497	993,959	1,038,216
Net earnings	$ (32,237)	$ (2,942)	$ (95,000)	$ (65,269)	$ (76,502)		$ 4,318	$ 17,277	$ (3,589)	$ 5,650